Segment, Customer and Geographic Information (Schedule of Major Customers and Percentage of Group's Total Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenues	$ 751,304	$ 691,796	$ 573,957
Customer 1 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 99,978	$ 99,945	$ 107,081
Percentage of revenues of the Group	13.31%	14.45%	18.66%
Customer 2 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 99,470	$ 79,000	$ 73,518
Percentage of revenues of the Group	13.24%	11.42%	12.81%
Customer 3 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 0	$ 71,013	$ 0	[1]
Percentage of revenues of the Group	0.00%	10.27%	0.00%	[1]

[1]	Represents an amount less than 10% of the revenues.